PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Total expenses recognized in the income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 29,612	R$ 19,448	R$ 16,653
Net interest on net actuarial assets/liabilities	71,766	62,325	51,966
Total	101,378	81,773	68,619
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	3,036	3,155	2,931
Net interest on net actuarial assets/liabilities	(10,385)	5,713	6,074
Total	(7,349)	8,868	9,005
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	26,576	16,293	13,722
Net interest on net actuarial assets/liabilities	82,151	56,612	45,892
Total	R$ 108,727	R$ 72,905	R$ 59,614